UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07059

T. Rowe Price Blue Chip Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments

Blue Chip Growth Fund	September 30, 2014

T. Rowe Price Blue Chip Growth Fund

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 99.9%		
CONSUMER DISCRETIONARY 25.2%		
Auto Components 0.1%		
Delphi Automotive	538,300	33,019
		33,019
Automobiles 0.5%		
Harley-Davidson	398,300	23,181
Tesla Motors (1)	455,300	110,492
		133,673
Hotels, Restaurants & Leisure 7.2%		
Carnival	194,800	7,825
Chipotle Mexican Grill (1)	550,300	366,824
Hilton Worldwide Holdings (1)	3,955,406	97,422
Las Vegas Sands	3,288,100	204,553
Marriott, Class A	630,500	44,072
MGM Resorts International (1)	5,009,200	114,109
Starbucks	5,238,100	395,267
Starwood Hotels & Resorts Worldwide	1,439,200	119,756
Wynn Macau (HKD)	19,018,800	60,561
Wynn Resorts	2,201,500	411,857
		1,822,246
Internet & Catalog Retail 9.8%		
Amazon.com (1)	3,390,500	1,093,233
Ctrip.com International, ADR (1)	2,242,100	127,261
Netflix (1)	651,800	294,079
Priceline (1)	687,500	796,524
TripAdvisor (1)	334,300	30,562
Vipshop Holdings, ADR (1)	716,400	135,407
		2,477,066

Leisure Products 0.0%		
Polaris Industries	16,900	2,532
		2,532
Media 1.1%		
Discovery Communications, Class C (1)	3,226,000	120,266
Twenty-First Century Fox, Class A	485,600	16,651
Walt Disney	1,614,200	143,712
		280,629
Specialty Retail 5.2%		
AutoZone (1)	90,700	46,226
CarMax (1)	1,373,100	63,781
Home Depot	2,974,600	272,890
L Brands	1,541,300	103,236
Lowe's	5,771,000	305,401
O'Reilly Automotive (1)	1,575,000	236,817
Ross Stores	1,564,400	118,237
Tiffany	259,600	25,002
TSC	2,149,500	132,216
		1,303,806
Textiles, Apparel & Luxury Goods 1.3%		
Fossil (1)	74,400	6,986
Hanesbrands	1,235,800	132,774
Michael Kors Holdings (1)	1,197,000	85,454
Nike, Class B	972,000	86,702
PVH	52,400	6,348
Ralph Lauren	26,400	4,349
V. F.	147,000	9,707
		332,320
Total Consumer Discretionary		6,385,291

CONSUMER STAPLES 2.2%		
Beverages 0.2%		
Constellation Brands, Class A (1)	412,600	35,962
Monster Beverage (1)	185,500	17,005
PepsiCo	31,700	2,951
		55,918
Food & Staples Retailing 1.5%		
Costco Wholesale	1,185,300	148,542
CVS Health	2,183,000	173,745
Walgreen	838,100	49,674
		371,961
Food Products 0.0%		
Keurig Green Mountain	63,100	8,211
		8,211
Personal Products 0.5%		
Estee Lauder, Class A	1,560,700	116,616
		116,616
Total Consumer Staples		552,706
ENERGY 3.8%		
Energy Equipment & Services 0.1%		
Schlumberger	214,900	21,853
		21,853
Oil, Gas & Consumable Fuels 3.7%		
Concho Resources (1)	1,531,700	192,060
Continental Resources (1)	813,400	54,075
EOG Resources	16,900	1,673
EQT	2,050,300	187,685
Pioneer Natural Resources	1,913,600	376,922

Range Resources	2,067,015	140,164
		952,579
Total Energy		974,432
FINANCIALS 7.5%		
Banks 0.0%		
Citigroup	53,100	2,752
		2,752
Capital Markets 4.2%		
Ameriprise Financial	1,343,000	165,699
Invesco	5,514,900	217,728
Morgan Stanley	7,217,400	249,506
Northern Trust	667,900	45,437
State Street	2,382,000	175,339
TD Ameritrade Holding	6,159,500	205,543
		1,059,252
Consumer Finance 0.7%		
American Express	2,160,400	189,121
		189,121
Diversified Financial Services 0.4%		
IntercontinentalExchange	498,400	97,213
		97,213
Insurance 0.3%		
Marsh & McLennan	1,271,100	66,529
		66,529
Real Estate Investment Trusts 1.9%		
American Tower, REIT	5,286,300	494,956
		494,956
Total Financials		1,909,823

HEALTH CARE 21.5%		
Biotechnology 11.9%		
Alexion Pharmaceuticals (1)	2,819,900	467,596
Biogen Idec (1)	2,021,200	668,633
Celgene (1)	5,123,600	485,615
Gilead Sciences (1)	9,739,500	1,036,770
Pharmacyclics (1)	1,136,600	133,471
Regeneron Pharmaceuticals (1)	374,800	135,123
Vertex Pharmaceuticals (1)	878,200	98,630
		3,025,838
Health Care Equipment & Supplies 1.5%		
Becton, Dickinson & Company	583,600	66,419
Covidien	886,900	76,726
Intuitive Surgical (1)	348,000	160,713
Stryker	828,800	66,926
		370,784
Health Care Providers & Services 3.7%		
AmerisourceBergen	1,125,000	86,962
Cardinal Health	1,736,400	130,091
McKesson	3,595,200	699,878
UnitedHealth Group	378,200	32,620
		949,551
Life Sciences Tools & Services 1.4%		
Thermo Fisher Scientific	2,849,400	346,772
		346,772
Pharmaceuticals 3.0%		
AbbVie	39,100	2,258
Actavis (1)	439,900	106,139
Allergan	2,341,200	417,179
Eli Lilly	544,600	35,317

Valeant Pharmaceuticals International (1)	1,449,000	190,109
		751,002
Total Health Care		5,443,947
INDUSTRIALS & BUSINESS SERVICES 13.2%		
Aerospace & Defense 3.9%		
Boeing	3,009,500	383,350
Honeywell International	778,500	72,494
Precision Castparts	1,996,000	472,812
United Technologies	611,400	64,564
		993,220
Air Freight & Logistics 0.7%		
FedEx	1,081,100	174,544
		174,544
Airlines 2.0%		
American Airlines	7,322,000	259,785
Delta Air Lines	1,888,000	68,251
United Continental (1)	3,631,300	169,908
		497,944
Commercial Services & Supplies 0.3%		
IHS (1)	679,600	85,079
		85,079
Industrial Conglomerates 3.1%		
3M	241,800	34,258
Danaher	7,894,100	599,794
Roper Industries	1,066,600	156,033
		790,085
Machinery 0.8%		
Flowserve	701,100	49,442
Pall	288,800	24,172

Wabtec	1,518,200	123,035
		196,649
Professional Services 0.0%		
Nielsen	66,700	2,957
		2,957
Road & Rail 2.4%		
Canadian Pacific Railway	576,000	119,503
J.B. Hunt Transport Services	581,400	43,052
Kansas City Southern	1,630,600	197,629
Union Pacific	2,150,700	233,179
		593,363
Trading Companies & Distributors 0.0%		
W. W. Grainger	1,000	252
		252
Total Industrials & Business Services		3,334,093
INFORMATION TECHNOLOGY 22.5%		
Communications Equipment 0.0%		
QUALCOMM	67,400	5,039
		5,039
Electronic Equipment, Instruments & Components 0.0%		
Trimble Navigation (1)	145,300	4,432
		4,432
Internet Software & Services 14.0%		
Akamai Technologies (1)	1,575,400	94,209
Alibaba Group Holding, ADR (1)	2,536,080	225,331
Baidu, ADR (1)	2,768,200	604,104
Facebook (1)	8,187,000	647,100
Google, Class A (1)	1,204,500	708,740
Google, Class C (1)	1,246,700	719,795

LinkedIn (1)	849,800	176,580
NAVER (KRW)	84,805	64,311
Tencent Holdings (HKD)	15,555,600	231,161
Twitter (1)	1,207,300	62,273
		3,533,604
IT Services 5.3%		
Cognizant Technology Solutions (1)	1,458,100	65,279
Fiserv (1)	2,288,300	147,904
FleetCor Technologies (1)	32,500	4,619
MasterCard, Class A	7,869,800	581,736
Visa, Class A	2,497,500	532,891
		1,332,429
Software 2.0%		
Autodesk (1)	242,300	13,351
Electronic Arts (1)	1,005,400	35,802
Intuit	24,900	2,183
Microsoft	117,300	5,438
Red Hat (1)	2,243,434	125,969
salesforce.com (1)	4,754,200	273,509
VMware, Class A (1)	525,100	49,275
		505,527
Technology Hardware, Storage & Peripherals 1.2%		
Apple	3,074,900	309,796
		309,796
Total Information Technology		5,690,827
MATERIALS 3.6%		
Chemicals 3.6%		
Ecolab	3,020,800	346,878
Praxair	1,099,100	141,784

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Blue Chip Growth Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price Blue Chip Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on June 30, 1993. The fund seeks to provide long-term capital growth. Income is a secondary objective.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In June 2014, FASB issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2014:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2014.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2014, the cost of investments for federal income tax purposes was $15,155,176,000. Net unrealized gain aggregated $10,193,567,000 at period-end, of which $10,289,638,000 related to appreciated investments and $96,071,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Blue Chip Growth Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date November 21, 2014